Note 14 - Gain on Sale of Vessels (Details Textual) - USD ($)					6 Months Ended
	Mar. 19, 2020	Feb. 21, 2020	Jan. 21, 2020	Jan. 14, 2020	Jun. 30, 2020	Jun. 30, 2019
Gain (Loss) on Disposition of Property Plant Equipment, Total					$ 5,291,000
M/T Eco Revolution [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 23,000
MT Eco Fleet [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 21,000
M/T Stenaweco Elegance [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 33,500
M/T Eco Palm Desert [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 34,800